IMPAIRMENT TESTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Goodwill Impairment Assumptions
The key assumptions used are as follows:

	As of December 31,
	2015	2016	2017
Terminal growth rate	(negative 0.09% )	0.5%	0.9%
After-tax discount rate	10.3%	9.8%	9.3%
Pre-tax discount rate	13.4%	11.9%	11.2%